PROVISIONS (Tables)	6 Months Ended
Jun. 30, 2026
Classes of other provisions [abstract]
Schedule of provisions

In millions	Product warranty	Restructuring	Other	Total
Balance at January 1, 2026	$25.5	$2.9	$29.3	$57.7
Provisions made during the period	2.8	5.2	5.1	13.1
Provisions used during the period	(1.3)	(6.2)	(1.1)	(8.6)
Provisions reversed during the period	—	—	(0.3)	(0.3)
Translation differences	(0.8)	(0.1)	(0.2)	(1.1)
Balance at June 30, 2026	$26.2	$1.8	$32.8	$60.8

Long-term provisions				$17.7
Current provisions				43.1
Total				$60.8